Insurance-related accounts - Summary of Changing the Underlying Assumptions of MCEV (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Base [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,121,135	¥ 2,066,357
Interest rate, measurement input [member] | 50bp decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	2,244,971	2,107,521
Change in amount	¥ 123,836	¥ 41,164
Rate of change	5.84%	1.99%
Interest rate, measurement input [member] | 50bp Increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 1,990,132	¥ 2,004,841
Change in amount	¥ (131,003)	¥ (61,516)
Rate of change	(6.18%)	(2.98%)
Stock Real Estate Market Value [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,103,460	¥ 2,049,089
Change in amount	¥ (17,675)	¥ (17,268)
Rate of change	(0.83%)	(0.84%)
Maintanance Expenses [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,158,765	¥ 2,097,153
Change in amount	¥ 37,630	¥ 30,796
Rate of change	1.77%	1.49%
Lapse And Surrender Rate [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,182,037	¥ 2,083,260
Change in amount	¥ 60,902	¥ 16,903
Rate of change	2.87%	0.82%
Mortality Rates (Death Protection) [Member] | 5% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,191,177	¥ 2,136,304
Change in amount	¥ 70,042	¥ 69,948
Rate of change	3.30%	3.39%
Mortality Rates (Third Sector Annuity Products) [Member] | 5% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,110,640	¥ 2,052,870
Change in amount	¥ (10,495)	¥ (13,487)
Rate of change	(0.49%)	(0.65%)
Morbidity Rates [Member] | 5% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,184,127	¥ 2,136,413
Change in amount	¥ 62,992	¥ 70,057
Rate of change	2.97%	3.39%
Foreign Exchange Rates [Member] | 10% appreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
MCEV	¥ 2,118,499	¥ 2,051,249
Change in amount	¥ (2,636)	¥ (15,108)
Rate of change	(0.12%)	(0.73%)